Schedule of Share-based Payment Award, Warrant Liability, Valuation Assumptions (Details)	12 Months Ended
Jan. 31, 2014 Y
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 1	209.37%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 2	0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 3	2.5
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 4	0.69%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 5	99.80%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 6	0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 7	3.59
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 8	0.65%